Fees Summary	Jul. 08, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 436,794,000.00
Total Fee Amount	60,321.25
Total Offset Amount	0.00
Net Fee	$ 60,321.25
Offering Table N/A
Offset Table N/A	N/A